             Annual Notice of Securities Sold Pursuant to Rule 24F-2




                                  UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                   FORM 24F-2


                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.




1.     Name and address of issuer:

       Westcore Trust
       370 17th Street, Suite 3100
       Denver, CO  80202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
the issuer, check the box but do not list series or classes):   /X/



3.     Investment Company Act File Number: 811-3373

       Securities Act File Number: 2-75677



4(a)   Last day of fiscal year for which this Form is filed:

       May 31, 1999

4(b)   / /    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                              (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c)   / /    Check box if this is the last time the issuer will be filing this
Form.



5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                          $ 594,165,232
                                                          -------------

       (ii)   Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:                               $1,348,887,312
                                                          -------------

       (iii)  Aggregate price of securities redeemed
              or repurchased during any prior fiscal
              year ending no earlier than October
              11, 1995 that were not previously used
              to reduce registration fees payable
              to the Commission:                         $  753,919,400
                                                          -------------

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii):               $2,102,806,712
                                                          -------------

       (v)    Net sales -- if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                           $            0
                                                          -------------



       (vi)   Redemption credits available for use
              in future years - if Item 5(i) is less
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                          ($1,508,641,480)
                                                          -------------

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                          .0278%
                                                          -------------

       (viii) Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if no
              fee is due):                               $            0
                                                          -------------

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $ 550,355,437

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                         $
                                                          -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                         $            0
                                                          -------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                           / / Wire Transfer

                           / / Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Lisa A. Bruckert
                           -------------------------------------

                           -------------------------------------
                           Lisa A. Bruckert, Asst. Treasurer

Date August, 9, 1999


*  Please print the name and title of the signing officer below the signature.